Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		$ 7,017		$ 4,961		$ 5,334
Other comprehensive income (loss) before reclassification, net of tax		(801)		1,661		448
Amounts reclassifed from accumulated OCI, net of tax		(1,309)		(1,134)		(821)
Net other comprehensive income (loss), net of tax		(2,110)		527		(373)
Cumulative effect of change in accounting change and other adjustments/Amounts reclassified to retained earnings		(658)	[1]	1,529	[2]
Accumulated other comprehensive income, ending balance		4,249		7,017		4,961
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		(2,054)		(1,995)		(1,198)
Other comprehensive income (loss) before reclassification, net of tax		(1,030)		20		(797)
Amounts reclassifed from accumulated OCI, net of tax	[3]	0		0		0
Net other comprehensive income (loss), net of tax		(1,030)		20		(797)
Cumulative effect of change in accounting change and other adjustments/Amounts reclassified to retained earnings		0	[1]	(79)	[2]
Accumulated other comprehensive income, ending balance		(3,084)		(2,054)		(1,995)
Net Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		660		541		484
Other comprehensive income (loss) before reclassification, net of tax		(4)		187		58
Amounts reclassifed from accumulated OCI, net of tax	[3]	0		(185)		(1)
Net other comprehensive income (loss), net of tax		(4)		2		57
Cumulative effect of change in accounting change and other adjustments/Amounts reclassified to retained earnings		(658)	[1]	117	[2]
Accumulated other comprehensive income, ending balance		(2)		660		541
Net Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		1,402		744		16
Other comprehensive income (loss) before reclassification, net of tax		(597)		371		690
Amounts reclassifed from accumulated OCI, net of tax	[4]	13		39		38
Net other comprehensive income (loss), net of tax		(584)		410		728
Cumulative effect of change in accounting change and other adjustments/Amounts reclassified to retained earnings		0	[1]	248	[2]
Accumulated other comprehensive income, ending balance		818		1,402		744
Defined Benefit Postretirement Plans [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		7,009		5,671		6,032
Other comprehensive income (loss) before reclassification, net of tax		830		1,083		497
Amounts reclassifed from accumulated OCI, net of tax	[5]	(1,322)		(988)		(858)
Net other comprehensive income (loss), net of tax		(492)		95		(361)
Cumulative effect of change in accounting change and other adjustments/Amounts reclassified to retained earnings		0	[1]	1,243	[2]
Accumulated other comprehensive income, ending balance		$ 6,517		$ 7,009		$ 5,671

[1]	With the adoption of ASU 2016-01, the unrealized (gains) losses on our equity investments are reclassified to retained earnings (see Note 1).
[2]	With the adoption of ASU 2018-02, the stranded tax effects resulting from the application of the Tax Cuts and Jobs Act are reclassified to retained earnings (see Note 1).
[3]	(Gains) losses are included in Other income (expense) - net in the consolidated statements of income.
[4]	(Gains) losses are included in Interest expense in the consolidated statements of income (see Note 12).
[5]	The amortization of prior service credits associated with postretirement benefits are included in Other income (expense) in the consolidated statements of income (see Note 14).